Financial assets, liabilities and financial result (excluding Orange Bank) - Investment securities FVOCI - Reconciliation (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets at beginning of period	€ 6,001
Financial assets at end of period	4,803	€ 6,001
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets at beginning of period	277
Financial assets at end of period	431	277
Financial assets at fair value through other comprehensive income, category [member] | Investments securities [member]
Disclosure of financial assets [line items]
Financial assets at beginning of period	277
Financial assets at end of period	431	277
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member]
Disclosure of financial assets [line items]
Financial assets at beginning of period	277	254	€ 208
Acquisitions	81	52	75
Changes in fair value	(94)	25	22
Sales	20	2	7
Other items	(2)	(2)
Financial assets at end of period	€ 431	€ 277	€ 254